RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Cash Flows (Q3) (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Change in value of Class A ordinary shares subject to possible redemption		$ 0
Class A Ordinary Shares [Member]
Statement of Cash Flows [Abstract]
Change in value of Class A ordinary shares subject to possible redemption	$ 0		$ 0
As Previously Reported [Member]
Statement of Cash Flows [Abstract]
Change in value of Class A ordinary shares subject to possible redemption		$ (2,502,627)
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Statement of Cash Flows [Abstract]
Change in value of Class A ordinary shares subject to possible redemption	10,586,338		7,931,048
Adjustment [Member] | Class A Ordinary Shares [Member]
Statement of Cash Flows [Abstract]
Change in value of Class A ordinary shares subject to possible redemption	$ (10,586,338)		$ (7,931,048)